Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Communication Services 4.6%
Diversified Telecommunication Services 4.6%
Verizon Communications, Inc.	1,144,000	61,467,120
Total Communication Services		61,467,120
Consumer Discretionary 5.7%
Internet & Direct Marketing Retail 1.7%
Qurate Retail, Inc.(a)	3,750,000	22,893,750
Specialty Retail 4.0%
Lowe’s Companies, Inc.	606,600	52,197,930
Total Consumer Discretionary		75,091,680
Consumer Staples 6.6%
Food Products 2.6%
Tyson Foods, Inc., Class A	592,073	34,263,264
Tobacco 4.0%
Philip Morris International, Inc.	725,000	52,896,000
Total Consumer Staples		87,159,264
Energy 7.2%
Energy Equipment & Services 2.0%
Halliburton Co.	1,500,000	10,275,000
TechnipFMC PLC	2,414,200	16,271,708
Total		26,546,708
Oil, Gas & Consumable Fuels 5.2%
Chevron Corp.	300,000	21,738,000
Marathon Petroleum Corp.	800,000	18,896,000
Williams Companies, Inc. (The)	2,000,000	28,300,000
Total		68,934,000
Total Energy		95,480,708
Financials 18.1%
Banks 10.5%
Bank of America Corp.	1,750,000	37,152,500
Citigroup, Inc.	875,000	36,855,000
JPMorgan Chase & Co.	440,000	39,613,200
Wells Fargo & Co.	900,000	25,830,000
Total		139,450,700
Capital Markets 2.2%
Morgan Stanley	850,000	28,900,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.4%
American International Group, Inc.	1,100,000	26,675,000
MetLife, Inc.	975,000	29,805,750
Unum Group	1,000,000	15,010,000
Total		71,490,750
Total Financials		239,841,450
Health Care 15.5%
Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	500,000	40,595,000
Health Care Providers & Services 8.4%
Cigna Corp.	320,000	56,697,600
Humana, Inc.	175,000	54,953,500
Total		111,651,100
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	950,000	52,953,000
Total Health Care		205,199,100
Industrials 9.1%
Aerospace & Defense 2.3%
Raytheon Technologies Corp.	325,000	30,657,250
Industrial Conglomerates 2.3%
Honeywell International, Inc.	225,000	30,102,750
Machinery 0.9%
Caterpillar, Inc.	109,041	12,653,118
Road & Rail 3.6%
CSX Corp.	400,000	22,920,000
Union Pacific Corp.	175,000	24,682,000
Total		47,602,000
Total Industrials		121,015,118
Information Technology 12.0%
Electronic Equipment, Instruments & Components 3.6%
Corning, Inc.	2,300,000	47,242,000
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials, Inc.	725,000	33,219,500
QUALCOMM, Inc.	650,600	44,013,090
Total		77,232,590
Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.6%
Teradata Corp.(a)	1,700,000	34,833,000
Total Information Technology		159,307,590
Materials 11.3%
Chemicals 4.6%
FMC Corp.	750,000	61,267,500
Metals & Mining 6.7%
Barrick Gold Corp.	3,000,000	54,960,000
Freeport-McMoRan, Inc.	5,000,000	33,750,000
Total		88,710,000
Total Materials		149,977,500
Utilities 6.3%
Electric Utilities 3.2%
NextEra Energy, Inc.	175,000	42,108,500
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 3.1%
AES Corp. (The)	3,000,000	40,800,000
Total Utilities		82,908,500
Total Common Stocks (Cost $1,448,910,034)		1,277,448,030

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	46,465,509	46,442,277
Total Money Market Funds (Cost $46,463,397)		46,442,277
Total Investments in Securities (Cost: $1,495,373,431)		1,323,890,307
Other Assets & Liabilities, Net		737,171
Net Assets		1,324,627,478

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	27,187,829	557,701,522	(538,423,842)	46,465,509	(5,878)	(20,527)	194,222	46,442,277
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2020